497(j)

333-49232/811-03240

VIA EDGAR

May 4, 2006

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-49232 and 811-03240

(Potentia Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated May 1, 2006 for The Variable Annuity Life Insurance Company Separate Account A Potentia Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 12 and Amendment No. 125, as filed with the Securities and Exchange Commission on May 1, 2006, accession number 0000950129-06-004647.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Associate General Counsel